Other disclosures - Related party transactions - Executive directors remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Pension contribution	€ 115,000	€ 125,000	€ 59,000
Social security costs	3,073,000	436,000
ESOP	12,041,000	2,261,000	1,761,000
Total	18,355,000	4,654,000	3,426,000
Executive Directors
Disclosure of transactions between related parties [line items]
Base salary	575,285	489,236	439,419
Bonus	474,919	183,897	178,373
Pension contribution	76,650	96,901	70,787
Social security costs	264,191	146,408	142,381
ESOP	7,057,404	842,597	386,712
Other	24,580	9,184	9,210
Total	8,473,029	1,768,223	1,226,882
Tim Van Hauwermeiren
Disclosure of transactions between related parties [line items]
Base salary	303,941	253,284	217,260
Bonus	301,635	101,314	103,298
Pension contribution	14,315	11,929	8,690
Social security costs	9,459	10,284	8,760
ESOP	2,968,195	488,020	201,248
Other	9,601	9,184	9,210
Total	3,607,146	874,015	548,466
Eric Castaldi
Disclosure of transactions between related parties [line items]
Base salary	271,344	235,952	222,159
Bonus	173,284	82,583	75,075
Pension contribution	62,335	84,972	62,097
Social security costs	254,732	136,124	133,621
ESOP	4,089,209	786,035	185,464
Other	14,979
Total	€ 4,865,883	€ 1,325,666	€ 678,416